Note 8 - Short Term Debt (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of interest expense by instrument type
Interest on convertible debentures			$ 3,110	$ 0
Amortization on discount on convertible debenture			25,997
Amortization on debt issuance costs			1,224
Interest on short term debt			1,050
Accounts payable related finance charges			655	835
Interest expense	$ 24,134	$ 253	$ 32,036	$ 835	$ 1,145	$ 3,911